COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Capital commitments [abstract]
Schedule of Aircraft Acquisition
Through agreements with manufacturers and lessors, the Company has undertaken to acquire certain aircraft, as follows:

Description	June 30, 2026 (Unaudited)	December 31, 2025

Lessors	11	9
Manufacturers	49	52

	60	61

Schedule of Financial Disbursements of Contractual Commitments
The amounts reported below are discounted to present value using the weighted discount rate applicable to leases, equivalent to 17.1% (18.4% as of December 31, 2025), and do not necessarily represent cash outflows, as the Company is evaluating obtaining financing to meet such obligations.

Description	June 30, 2026 (Unaudited)	December 31, 2025

2026	1,305,404	1,297,521
2027	678,119	978,011
2028	899,457	836,170
2029	2,591,691	2,344,423
After 2029	6,308,866	5,419,765

	11,783,537	10,875,890

Schedule of Letters of Credit
The letters of credit currently used by the Company for the following purposes are described below:

	June 30, 2026 (Unaudited)		December 31, 2025
Description	R$	US$	R$	US$

Security deposits and maintenance reserve and others	25,684	4,961	50,816	9,235

	25,684	4,961	50,816	9,235